Financial instruments - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 370,789	R$ (550,581)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(8,901)	650,845
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	6,303	89,327
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	373,387	(1,290,753)
Zero cost collar (R$ x U.S.$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	6,513	645,759
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(15,388)	(68,695)
NDF (CNY x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(26)	73,781
Swap VLSFO/other | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	6,303	89,327
Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	265,568	(1,635,058)
Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(200,007)	(59,243)
Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement		(221,462)
Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	1,504	2,199
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	120,515	19,074
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 185,807	R$ 603,737